Contingencies (Details) - COP ($) $ in Millions						12 Months Ended
	Nov. 08, 2024	Dec. 04, 2023	Oct. 27, 2023	Aug. 11, 2023	Nov. 10, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 12, 2020
Contingencies [Line Items]
Income tax return							$ 40,780	$ 42,210
Income tax for taxable	$ 4,175
Commerce tax return			$ 3,790
Higher tax amount penalty			$ 3,291
Process from calculated income tax							2,211	$ 2,734
Tax amount		$ 2,664
Citizen coexistence Rate					$ 1,226		1,226
Granted collateral amount				$ 400		$ 4,000
Granted subsidiary						3,967
Bank guarantee						146
Proceedings amount						14,068	11,630
Financial guarantee						400	$ 3,000
Taiwan Melamine Products Industrial CO., LTD [Member]
Contingencies [Line Items]
Bank guarantee						126
Duy Thanh Art Export CO., LTD [Member]
Contingencies [Line Items]
Bank guarantee						110
Dandon Everlight Candle Industry CO., LTD [Member]
Contingencies [Line Items]
Bank guarantee						94
Minhou Xingcheng Arts and Crafts CO., LTD [Member]
Contingencies [Line Items]
Bank guarantee						$ 61
Éxito Viajes y Turismo S.A.S. [Member] | Legal proceedings provision [member]
Contingencies [Line Items]
Proceedings amount									$ 1,208